UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA  19312

(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA  19312

(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2008

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2008

The Rockland Small Cap
Growth Fund
(RKGRX)

ROCKLAND SMALL CAP GROWTH FUND
EXPENSE EXAMPLE — MARCH 31, 2008 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the six month semi-annual period (10/1/07 - 3/31/08) and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  Although the Fund does not charge a sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  You will also be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem your shares less than 90 calendar days after you purchase them.  IRA accounts will be charged a $15.00 annual maintenance fee.  These expenses are not included in the example below.  The example below includes, but is not limited to, advisory fees, shareholder servicing fees, interest expense, fund accounting and custody fees.  However, the example below does not include a redemption fee, portfolio trading commissions or related expenses, or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During
	Value 10/1/07	Value 3/31/08	Period 10/1/07 - 3/31/08[1]
Actual	$1,000.00	$ 774.80	$8.08
Hypothetical (5% return
before expenses)	1,000.00	1,015.90	9.17

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES — MARCH 31, 2008 (UNAUDITED)

ASSETS:
Investments, at fair value (cost $35,857,451)	$39,338,530
Receivable for investments sold	1,276,628
Receivable for capital shares sold	501,346
Dividends and interest receivable	6,127
Other assets	21,526
Total Assets	41,144,157

LIABILITIES:
Payable for investments purchased	1,008,013
Payable to Custodian	394,177
Payable for capital shares repurchased	240
Payable to Adviser	33,621
Accrued professional fees	31,069
Accrued expenses and other liabilities	51,633
Total Liabilities	1,518,753
NET ASSETS	$39,625,404

NET ASSETS CONSIST OF:
Capital stock	$42,212,165
Accumulated net realized loss on investments sold	(6,067,840)
Net unrealized appreciation on investments	3,481,079
Total Net Assets	$39,625,404
Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	2,330,712
Net asset value, redemption price and offering price per share	$17.00

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS — SIX MONTHS ENDED MARCH 31, 2008 (UNAUDITED)

INVESTMENT INCOME:
Dividend income	$55,545
Interest income	9,648
Total investment income	65,193

EXPENSES:
Investment advisory fee	229,380
Shareholder servicing and accounting costs	61,561
Professional fees	41,077
Trustees’ fees and expenses	25,640
Administration fee	19,968
Custody fees	18,969
Federal and state registration	11,862
Reports to shareholders	5,263
Other	3,830
Total expenses before interest expense	417,550
Interest expense (Note 5)	641
Total expenses	418,191
NET INVESTMENT LOSS	(352,998)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	106,787
Net change in unrealized appreciation/depreciation on investments	(10,840,179)
Net realized and unrealized loss on investments	(10,733,392)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,086,390)

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months ended	Year ended
	March 31, 2008	September 30, 2007
OPERATIONS:
Net investment loss	$(352,998)	$(738,496)
Net realized gain on investments	106,787	5,363,208
Net change in unrealized appreciation/depreciation on investments	(10,840,179)	9,824,595
Net increase (decrease) in net assets resulting from operations	(11,086,390)	14,449,307

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS (NOTE 3)	333,521	(4,697,553)

NET INCREASE (DECREASE) IN NET ASSETS	(10,752,869)	9,751,754

NET ASSETS:
Beginning of period	50,378,273	40,626,519
End of period	$39,625,404	$50,378,273

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

	Six Months
	Ended		Years ended September 30,
	March 31, 2008		2007		2006		2005(1)		2004		2003
	(Unaudited)
Per Share Data:
Net asset value,
beginning of year	$21.94		$15.81		$16.16		$14.90		$15.76		$10.81
Income from
investment operations:
Net investment loss	(0.15	)(2)	(0.31	)(3)	(0.27	)(3)	(0.26	)(2)	(0.22	)(3)	(0.19	)(3)
Net realized and unrealized
gain (loss) on investments	(4.79)		6.44		(0.08)		1.52		(0.66)		5.14
Total from
investment operations	(4.94)		6.13		(0.35)		1.26		(0.88)		4.95
Redemption fees	0.00		0.00		0.00		0.00		0.02		—
Net asset value, end of year	$17.00		$21.94		$15.81		$16.16		$14.90		$15.76
Total return	(22.52	)%(5)	38.77%		(2.17)%		8.46%		(5.46)%		45.79%
Supplemental data and ratios:
Net assets, end of year	$39,625,404		$50,378,273		$40,626,519		$57,173,248		$60,768,937		$107,727,915
Ratio of expenses
to average net assets(4)	1.82	%(6)	1.83%		1.73%		1.73%		1.66%		1.54%
Ratio of net investment loss
to average net assets	(1.54	)%(6)	(1.72)%		(1.61)%		(1.60)%		(1.35)%		(1.47)%
Portfolio turnover rate	144.58	%(5)	231.96%		246.66%		246.17%		331.98%		449.89%

(1)
Effective March 31, 2004, the Fund changed its investment adviser to Gould Investment Partners, LLC.  Richard H. Gould was employed by the Fund’s former investment manager, Greenville Capital Management beginning in 1994 and has served as the Fund’s portfolio manager since its inception in 1996.

(2)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Net investment loss per share represents net investment loss divided by the average shares of beneficial interest outstanding throughout the year.
(4)
The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the periods ended March 31, 2008, September 30, 2007, 2006, 2005, 2004 and 2003 was 0.00%, 0.01%, 0.01%, 0.02%, 0.03% and 0.03%, respectively.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (UNAUDITED)

Shares		Value

	COMMON STOCKS — 99.3%
	Alternative Energy — 3.7%
23,350	Canadian Solar Inc. (a) (b)	$488,015
53,750	JA Solar Holdings Co Ltd. – ADR (a) (b)	999,750
		1,487,765
	Building & Construction — 1.1%
13,000	Gafisa S.A. – ADR (b)	433,680
	Chemicals — 2.7%
25,150	Polypore International, Inc. (a)	520,354
7,100	NewMarket Corporation	535,695
		1,056,049
	Commercial Services — 6.5%
22,250	FTI Consulting, Inc. (a)	1,580,640
8,000	Mantech International Corporation – Class A (a)	362,880
7,000	New Oriental Education & Technology Group, Inc. – ADR (a) (b)	454,020
5,000	VistaPrint Limited (a) (b)	174,750
		2,572,290
	Communications — 3.0%
14,300	EMS Technologies, Inc. (a)	388,102
27,750	Neutral Tandem Inc. (a)	499,777
17,000	Syniverse Holdings Inc. (a)	283,220
		1,171,099
	Computers & Peripherals — 2.8%
35,450	Data Domain, Inc. (a)	843,710
8,000	MICROS Systems, Inc. (a)	269,280
		1,112,990
	Consulting — 1.1%
7,500	Watson Wyatt Worldwide Inc. – Class A	425,625
	Consumer Non-Durables — 1.6%
13,000	Herbalife Ltd. (b)	617,500
	Electronics — 6.1%
14,950	FLIR Systems, Inc. (a)	449,846
7,500	Jinpan International Limited (b)	224,100
15,000	Rofin-Sinar Technologies Inc. (a)	673,500
23,650	Rubicon Technology, Inc. (a)	685,377
10,000	II-VI Incorporated (a)	379,800
		2,412,623

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

Shares		Value

	Financial Services — 2.7%
43,800	CyberSource Corporation (a)	$639,918
83,333	ECapital Financial Corporation (Acquired 3/15/01; Cost $167) (a) (c)	417
6,150	FCStone Group Inc. (a)	170,355
9,900	Interactive Brokers Group, Inc. – Class A (a)	254,133
		1,064,823
	Health Care Services & Supplies — 1.8%
25,600	HMS Holdings Corporation (a)	730,880
	Internet Services — 2.9%
13,000	NetFlix Inc. (a)	450,450
5,050	Omniture, Inc. (a)	117,210
60,450	Website Pros, Inc. (a)	594,224
		1,161,884
	Machinery — 4.2%
8,000	AZZ Incorporated (a)	284,640
2,000	Bucyrus International, Inc. – Class A	203,300
36,700	Robbins & Myers, Inc.	1,198,255
		1,686,195
	Materials — 1.1%
10,250	Koppers Holdings, Inc.	454,178
	Medical — 13.7%
13,000	Abaxis, Inc. (a)	301,210
30,950	Cepheid, Inc. (a)	754,870
23,200	Illumina, Inc. (a)	1,760,880
10,100	Luminex Corporation (a)	198,465
32,600	Meridian Bioscience, Inc.	1,089,818
26,900	Natus Medical Incorporated (a)	488,235
6,200	Techne Corporation (a)	417,632
22,100	Vnus Medical Technologies (a)	401,999
		5,413,109
	Oil & Gas – Exploration & Production — 16.3%
36,850	Arena Resources, Inc. (a)	1,426,464
14,250	Atlas America, Inc.	861,270
17,000	Berry Petroleum Company – Class A	790,330
30,400	Bois d’Arc Energy, Inc. (a)	653,296
15,150	Carrizo Oil & Gas, Inc. (a)	897,941
9,000	Concho Resources Inc. (a)	230,760
5,100	Encore Acquisition Company (a)	205,428
19,500	Mariner Energy Inc. (a)	526,695

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

Shares		Value

	Oil & Gas – Exploration & Production — 16.3% (Continued)
3,050	Panhandle Oil & Gas, Inc.	$84,302
47,150	Rex Energy Corporation (a)	784,576
		6,461,062
	Oil & Gas Services — 12.1%
11,800	Atwood Oceanics, Inc. (a)	1,082,296
10,150	Chart Industries, Inc. (a)	343,476
4,550	Core Laboratories N.V. (a) (b)	542,815
22,900	Hornbeck Offshore Services, Inc. (a)	1,045,843
4,850	Oceaneering International, Inc. (a)	305,550
22,000	Superior Energy Services, Inc. (a)	871,640
14,450	T-3 Energy Services, Inc. (a)	614,992
		4,806,612
	Pharmaceuticals — 3.2%
20,000	Caraco Pharmaceutical Laboratories, Ltd. (a)	359,000
24,450	Perrigo Company	922,498
		1,281,498
	Retail — 1.4%
12,200	J. Crew Group, Inc. (a)	538,874
	Semiconductors — 2.8%
15,650	AuthenTec, Inc. (a)	155,561
19,700	Cavium Networks, Inc. (a)	323,080
20,900	Power Integrations, Inc. (a)	614,355
		1,092,996
	Software — 6.4%
11,300	Concur Technologies, Inc. (a)	350,865
33,950	Constant Contact, Inc. (a)	491,596
25,800	Informatica Corporation (a)	440,148
57,750	Phoenix Technologies Ltd. (a)	904,365
15,050	PROS Holdings, Inc. (a)	188,877
5,900	Vocus, Inc. (a)	155,760
		2,531,611
	Transportation — 2.1%
8,800	Kansas City Southern (a)	352,968
21,000	LKQ Corporation (a)	471,870
		824,838
	TOTAL COMMON STOCKS (Cost $35,857,102)	39,338,181

The accompanying notes are an integral part of these financial statements.

ROCKLAND SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

Principal
Amount		Value

	SHORT-TERM INVESTMENTS — 0.0%
	Variable Rate Demand Notes (d) — 0.0%
$349	Wisconsin Corporate Central Credit Union — 4.99%	$349
	TOTAL SHORT-TERM INVESTMENTS (Cost $349)	349
	Total Investments (Cost $35,857,451) — 99.3%	39,338,530
	Other Assets in Excess of Liabilities — 0.7%	286,874
	TOTAL NET ASSETS — 100.0%	$39,625,404

ADR  American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement. (Note 2)
(d)	Variable rate security. The rate listed is as of March 31, 2008.

The accompanying notes are an integral part of these financial statements.

SECTOR ALLOCATION OF PORTFOLIO HOLDINGS — MARCH 31, 2008 (UNAUDITED)

Percentages represent market value as a percentage of total investments.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — MARCH 31, 2008 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Rockland Funds Trust (the “Trust”) was organized on July 31, 1996, as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust currently consists of one series, The Rockland Small Cap Growth Fund (the “Fund”). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic small capitalization companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund’s investment adviser,Gould Investment Partners LLC (“Gould IP”), has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 shares of its capital shares at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

The following is a summary of significant accounting policies consistently followed by the Fund.

a)
Investment Valuation – Common stocks, other equity-type securities, and securities sold short that are listed on a U.S. security exchange, other than the NASDAQ Global Market exchanges (“NASDAQ”), for which market quotations are readily available are valued at their market value on the day the valuation is made as determined by their last sales price in the principal market in which the securities are normally traded.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Common stocks, other equity-type securities, including securities listed on NASDAQ, and securities sold short which are listed on an exchange, but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Foreign securities registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934 are valued in the same manner. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value of that fund first determined after the Fund places its order. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. The Board has adopted specific procedures for valuing portfolio securities and delegated the implementation of these procedures to Gould IP.  The procedures authorize Gould IP to make all necessary determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of March 31, 2008, the Fund does not believe the adoption of SFAS No. 157 will materially impact the

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

b)
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

c)
Distributions to Shareholders – Dividends from net investment income are generally declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and are generally distributed in December.  Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. The Fund may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividend paid deduction.

Accounting principles generally accepted in the United States of America require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets due to differences in the recognition of income, expenses and gain items.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales and post October capital losses.

d)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e)
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2% redemption fee on the redemption of Fund shares within 90 days of purchase.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

f)
Foreign Securities – Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

g)
Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.  All discounts and premiums are accreted for tax and financial reporting.

2.	RESTRICTED SECURITIES

The Fund holds 83,333 shares of ECapital Financial Corporation common stock, the sale of which is restricted. No quoted market price exists for ECapital shares. As a result, Gould IP has valued them at $0.005 per share in accordance with procedures adopted by the Board of Trustees after considering certain pertinent factors, such as the results of operations of ECapital since the date of ownership on March 15, 2001, the sales price of recent private placements in its common stock and information provided by the company.  It is possible that the estimated value may differ significantly from the amount that might ultimately be realized and the difference could be material.

3.	SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest for the six months ended March 31, 2008 and fiscal year ended September 30, 2007, respectively, were as follows:

Six Months ended
March 31, 2008	$	Shares
Shares sold	$5,642,232	291,447
Shares redeemed	(5,314,107)	(256,816)
Redemption fees	5,396	—
Net increase	$333,521	34,631

Shares Outstanding:
Beginning of period		2,296,081
End of period		2,330,712

Year ended
September 30, 2007	$	Shares
Shares sold	$3,935,800	210,869
Shares redeemed	(8,634,771)	(484,699)
Redemption fees	1,418	—
Net decrease	$(4,697,553)	(273,830)

Shares Outstanding:
Beginning of period		2,569,911
End of period		2,296,081

4.	INVESTMENT TRANSACTIONS

The aggregate purchases and sales of investments, excluding short-term investments by the Fund for the six months ended March 31, 2008, were $68,851,451 and $66,409,033, respectively.  The Fund did not purchase long-term U.S. Government securities as a part of its investment strategy during the six months ended March 31, 2008.

At September 30, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of Investments(a)	$36,476,736
Gross unrealized appreciation	$14,438,290
Gross unrealized depreciation	(316,417)
Net unrealized appreciation/(depreciation)	$14,121,873
Other accumulated losses	$(5,770,459)
Total accumulated earnings/(losses)	$8,351,414

(a)	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales.

At September 30, 2007, the Fund had accumulated net realized capital loss carryovers of $5,770,459 with $3,005,125 and $2,765,334 expiring in 2010 and 2011, respectively.  To the extent that the Fund realizes future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover for the Fund.  The Fund utilized $5,274,486 of capital loss carryover for the fiscal year ended September 30, 2007.

The Fund made no distributions during the six months ended March 31, 2008 and the fiscal year ended September 30, 2007.

ROCKLAND SMALL CAP GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS — MARCH 31, 2008 (UNAUDITED) (CONTINUED)

5.	LINE OF CREDIT

During the course of operations, the Fund’s custody account with U.S. Bank, N.A. (the “Bank”) was overdrawn at times during the period due to shareholder redemptions from the Fund.  On March 3, 2006, the Board of Trustees approved an unsecured Line of Credit (“LOC”) with U.S. Bank, N.A. that may only be utilized to cover overdrafts from shareholder redemptions.  Under the terms of the LOC, borrowings for the Fund are limited to either the lesser of $7,000,000 or 11.11% of the net assets of the Fund.  The Bank charges interest at the Bank’s Prime Rate (weighted average rate of 7.89% for the six months ended March 31, 2008) for overdrafts.  During the six months ended March 31, 2008, on days the Fund was overdrawn it had an outstanding average overdraft balance of $182,688.  The Fund incurred $641 in interest expense for the six months ended March 31, 2008.

6.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Gould IP.  Pursuant to its advisory agreement with the Trust, Gould IP is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund.  U.S. Bank, N.A. serves as custodian for the Fund.  Quasar Distributors, LLC serves as distributor for the Fund.

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION

Availability of Proxy Voting Information:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-800-497-3933 or on the SEC website at www.sec.gov.

The actual voting records relating to how the Fund voted the proxies of its portfolio securities during the most recent twelve month period ended June 30 (as filed with the SEC on  Form N-PX) are available without charge by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedule:

A complete schedule of the Fund’s portfolio holdings for the second and fourth quarters is included in the Fund’s semi-annual and annual shareholder reports, respectively.  The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-497-3933 or by accessing the SEC’s website at www.sec.gov.  Copies of Form N-Q can also be obtained by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfosec.gov.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held November 19, 2007, the Board of the Trust, including all of the Independent Trustees, voting separately, unanimously approved the renewal of the Advisory Agreement for the Fund with Gould IP (the “Adviser”).  The Independent Trustees received assistance and advice from independent counsel.  In reaching this decision, the Board had requested, received and considered information regarding the Adviser’s business operations and its personnel providing investment management services to the Fund, as well as information about the scope and quality of services that the Adviser provides.  The Board also had requested and reviewed the Adviser’s financial statements in order to confirm that the Adviser is solvent to continue managing the Fund and to review the Adviser’s profitability.

The Board took into consideration the staffing and capabilities of the Adviser.  The Adviser provided an overview of its business and operations as well as its fixed costs in managing the Fund.  The Board considered and discussed the performance of the Fund and portfolio management information furnished throughout the year at regular Board meetings, which related to the portfolio management skills of Mr. Richard Gould.  The Board noted that the Fund’s performance had been very good in the past year as well as for longer periods.

The Board reviewed the Adviser’s profitability, including gross fees paid to the Adviser for investment advisory services to the Fund, and the compensation policies for the portfolio manager and other investment personnel within the Adviser.  The Board discussed the difference between the advisory fee charged to the Fund and that charged to the Adviser’s separate accounts, and the Adviser’s assertion that the Fund’s fee was higher due to the additional regulatory and administrative oversight responsibilities.  The Board took into consideration the fact that the portfolio manager invests all of his personal long-term investment assets in the Fund.  The Board considered the oversight of the Fund’s other service providers by the Fund’s and Adviser’s chief compliance officer.  The Board

ROCKLAND SMALL CAP GROWTH FUND
ADDITIONAL INFORMATION (CONTINUED)

reviewed the soft dollar benefits received by the Adviser as a result of brokerage transactions for the Fund and its other clients.

The Board reviewed data comparing the Fund’s advisory fee level and overall expense level with the industry averages for similar funds in order to consider the reasonableness of fees and expenses.  The Board noted that the Fund’s advisory fee and overall expense ratio were reasonable, although slightly higher than the industry average.  The Board also noted that the peer funds used for comparison were part of larger fund families, which provides additional economies of scale and allows for lower expenses and fees.  Based on the Adviser’s financial information, the Board accepted that the Adviser was not experiencing economies of scale at the Fund’s current asset levels.

Based on the information provided and after reviewing such materials as it deemed necessary, and based on the considerations described above, including the high-quality of the personnel and investment advisory capabilities of the Adviser, and the Adviser’s efforts to monitor and control expense levels and to seek to increase assets, which could have the effect of decreasing the expense ratio, the Board concluded that the fees charged to the Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, the scope and quality of the services to be provided by the Adviser are consistent with the Fund’s operational requirements and shareholders would receive reasonable value in return for paying such fees and expenses.  The Board, including all of the independent Trustees, concluded that approval of the Investment Advisory Agreement was appropriate and in the best interest of Fund shareholders.

TRUSTEES

Mr. Richard Gould
Mr. Carmen Lloyd
Mr. Edwin Moats, Jr.
Dr. Peter Utsinger
Mr. R. Peter Zimmermann

OFFICERS

Mr. Richard Gould, President & Treasurer
Mr. Sanjay Upadhyaya, Vice President
Ms. Barbara Grosso, Secretary & Chief Compliance Officer

INVESTMENT ADVISER

Gould Investment Partners LLC
1235 Westlakes Drive, Suite 280
Berwyn, PA  19312

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI  53212

ADMINISTRATOR, TRANSFER AGENT
AND DIVIDEND-DISBURSING AGENT

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Third Floor
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP
303 East Wacker Drive
Chicago, IL  60601

LEGAL COUNSEL

Stradley, Ronon, Stevens and Young, LLP
2600 One Commerce Square
Philadelphia, PA  19103

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on his review, such Principal Executive Officer and Principal Financial Officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)  The Rockland Funds Trust

By (Signature and Title)    /s/Richard Gould
                                              Richard Gould, President

Date     June 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Richard Gould
                                              Richard Gould, President and Treasurer

Date     June 5, 2008